SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31st 2005

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    William Harris Investors, Inc.
Address: 191 North Wacker Drive, Suite 1500
	 Chicago, IL 60606

Form 13F File Number: 28-4436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Gary Neumayer
Title: Treasurer & Chief Compliance Officer
Phone: (312) 621-0590
Signature, Place, and Date of Signing:
/s/Gary Neumayer   Chicago, IL   2/7/2006

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

FORM 13F INFORMATION TABLE
                                             VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER             CLASS CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MNGRS SOLE     SHARED   NONE
-------------------------- ----- --------- -------- -------- --- ---- ------- ----- -------- -------- --------
3-D SYSTEMS CORP           COM   88554D205      306    17000  SH         SOLE          17000
ADOLOR CORP                COM   00724X102      438    30000  SH         SOLE          30000
ADVANCE AUTO PARTS, INC    COM   00751Y106     7227   166290  SH         SOLE         159090     7200
ADV LIFE SCIENCES, INC     COM   00765H107      235    60000  SH         SOLE          60000
AMERISOURCEBERGEN CORP     COM   03073E105     2981    72000  SH         SOLE          72000
ANADYS PHARM, INC          COM   03252Q408      660    75000  SH         SOLE          75000
APTARGROUP, INC            COM   038336103     1165    22311  SH         SOLE                   22311
ARENA PHARM, INC           COM   040047102     1421   100000  SH         SOLE         100000
ARQULE, INC                COM   04269E107      765   125000  SH         SOLE         125000
ATI TECHNOLOGIES, INC      COM   001941103     1852   109000  SH         SOLE         101000     8000
AVANT IMUNOTHRPTICS, INC   COM   053491106      705   375000  SH         SOLE         350000    25000
                                                 78    41500  SH      DEFINED                            41500
BEACON ROOF SUPPLY, INC    COM   073685109     4710   163945  SH         SOLE         158145     5800
BED BATH & BEYOND, INC     COM   075896100     3615   100000  SH         SOLE         100000
BIOENVISION, INC           COM   09059N100      707   108200  SH         SOLE         108200
BIOSANTE PHARM, INC        COM   09065V203     5434  1488798  SH         SOLE         829700   659098
                                                156    42764  SH      DEFINED                            42764
BROOKFIELD PPTYS           COM   112900105      912    31000  SH         SOLE          31000
CANARC RESOURCE CORP       COM   13722D101     1062  2213500  SH         SOLE        2103750   109750
                                                 10    20000  SH      DEFINED                            20000
CAPITAL TRUST              COM   14052h506     3074   105000  SH         SOLE          98600     6400
CHECK POINT SOFTWARE TECH  COM   M22465104     4945   246500  SH         SOLE         231500    15000
CHORDIANT SOFTWARE, INC    COM   170404107      422   161000  SH         SOLE         161000
COMMUNITY HEALTH SYSTEMS   COM   203668108     4708   122800  SH         SOLE         119600     3200
CONCEPTUS                  COM   206016107     6133   486000  SH         SOLE         456500    29500
                                                 99     7820  SH      DEFINED                             7820
CUBIST PHARM, INC          COM   229678107      319    15000  SH         SOLE          15000
CURIS, INC                 COM   231269101     3254   914000  SH         SOLE         900000    14000
CV THERAPEUTICS, INC       COM   126667104     6511   263300  SH         SOLE         255100     8200
                                                 96     3900  SH      DEFINED                             3900
CYTRX CORP                 COM   232828301      227   243902  SH         SOLE         243902
DELPHI FIN'L GROUP, INC   CL A   247131105      299     6498  SH      DEFINED                             6498
DESIGN WITHIN REACH, INC   COM   250557105     3753   708100  SH         SOLE         673600    34500
DIAMONDROCK HOSPITALITY    COM   252784301     1734   145000  SH         SOLE         136000     9000
DIRECTV GROUP, INC         COM   25459L106      617    43706  SH         SOLE                   43706
DSP GROUP, INC             COM   23332B106      200     8000  SH         SOLE           8000
DYNAVAX TECH CORP          COM   268158102      505   120000  SH         SOLE         120000
EMBARCADERO TECH, INC      COM   290787100      448    61500  SH         SOLE          61500
ENDOLOGIX, INC             COM   29266S106     4703   681624  SH         SOLE         150000   531624
                                                388    56191  SH      DEFINED                            56191
EXELIXIS PHARM             COM   30161Q104     9318   989142  SH         SOLE         598000   391142
                                                 68     7230  SH      DEFINED                             7230
FIRST IND'L REALTY TR      COM   32054K103     4470   116100  SH         SOLE         111000     5100
FLIR SYSTEMS, INC          COM   302445101      313    14000  SH         SOLE          14000
FOREST CITY ENT, INC      CL A   345550107     9826   259043  SH         SOLE         110000   149043
                                                484    12750  SH      DEFINED                            12750
FOREST CITY ENT, INC      CL B   345550305     9901   261298  SH         SOLE         179100    82198
                                                 99     2600  SH      DEFINED                             2600
GANNETT CO, INC            COM   364730101     6039    99700  SH         SOLE          99700
GENE LOGIC, INC            COM   368689105     3608  1077000  SH         SOLE        1055000    22000
GENERAL GROWTH PPTYS       COM   370021107     1667    35470  SH         SOLE          34170     1300
                                                103     2200  SH      DEFINED                             2200
GENZYME CORP               COM   372917104    14295   201965  SH         SOLE         118720    83245
                                                715    10102  SH      DEFINED                            10102
GLYCOGENESYS, INC          COM   37989P101       36    83333  SH         SOLE          83333
GRUPO RADIO CENTRO         ADR   40049c102       70    10000  SH         SOLE                   10000
GTC BIOTHERAPEUTICS, INC   COM   36238T104     4192  2556212  SH         SOLE        2297500   258712
                                                166   101100  SH      DEFINED                           101100
HANA BIOSCIENCES, INC      COM                  651   125000  SH         SOLE         125000
HOST MARRIOTT              COM   44107P104     3278   173000  SH         SOLE         173000
ICON, PLC                  ADR   45103t107     8890   216100  SH         SOLE         212150     3950
ICOP DIGITAL, INC          COM                  140    25000  SH         SOLE          25000
INKSURE TECH               COM   45727E106      232    80000  SH      DEFINED                            80000
INT'L SPEEDWAY             COM   460335201     4163    86900  SH         SOLE          82500     4400
IONA TECHNOLOGIES          ADR   46206P109      236    80000  SH         SOLE          80000
ISIS PHARMACEUTICALS       COM   464330109    14604  2861500  SH         SOLE        2418000   443500
                                                353    67400  SH      DEFINED                            67400
JER INVESTORS TRUST, INC   COM   46614H301     2856   168500  SH         SOLE         161800     6700
                                                 83     4910  SH      DEFINED                             4910
KOSAN BIOSCIENCES, INC     COM   50064w107      444   100000  SH         SOLE         100000
MANUGISTICS GRP            COM   565011103      175   100000  SH         SOLE         100000
MAPINFO CORP               COM   565105103      252    20000  SH         SOLE          20000
MCDONALDS                  COM   580135101     9543   283000  SH         SOLE         283000
METABASIS THERAPEUTICS     COM   59101M105     1600   200000  SH         SOLE         200000
MHI HOSPITALITY            COM   55302L102     2929   303500  SH         SOLE         284000    19500
                                                 25     2550  SH      DEFINED                             2550
MICHAELS STORES, INC       COM   594087108     5039   142460  SH         SOLE         138560     3900
MICROCHIP TECHNOLOGY, INC  COM   595017104     2338    72710  SH         SOLE          72710
MICROISLET, INC            COM   59507q106      328   211538  SH         SOLE         211538
MICRUS ENDOVASCULAR CORP   COM   59518V102     6587   842238  SH         SOLE         166635   675603
                                                468    59838  SH      DEFINED                            59838
MONEYGRAM INT'L, INC       COM   60935Y109     4698   180150  SH         SOLE         171650     8500
                                                 65     2500  SH      DEFINED                             2500
NOKIA CORP                 ADR   654902204     7247   396000  SH         SOLE         396000
NUVEEN RE INC FUND         COM   67071B108     1038    51930  SH         SOLE                   51930
                                                 24     1200  SH      DEFINED                             1200
OPSWARE, INC               COM   68383A101      570    84000  SH         SOLE          84000
ORTHOVITA, INC             COM   68750U102     3707   955300  SH         SOLE         891300    64000
PACKETEER, INC             COM   695210104      309    39800  SH         SOLE          39800
PALATIN TECH, INC          COM   696077304     1467   450000  SH         SOLE         400000    50000
                                                  5     1500  SH      DEFINED                             1500
PANACOS PHARM, INC         COM   69811Q106     2054   386579  SH         SOLE         386579
PDL BIOPHARMA, INC         COM   74369L103    10275   361550  SH         SOLE         239250   122300
                                                162     5700  SH      DEFINED                             5700
PETCO ANIMAL SUPPLIES      COM   716016100     7059   321600  SH         SOLE         306500    15100
                                                 55     2500  SH      DEFINED                             2500
PETSMART                   COM   716768106    12931   503950  SH         SOLE         483100    20850
                                                 21      800  SH      DEFINED                              800
PLANTRONICS, INC           COM   727493108      283    10000  SH         SOLE          10000
PROLOGIS TRUST             COM   743410102     5943   127195  SH         SOLE         111572    15623
                                                 41      869  SH      DEFINED                              869
SAMARITAN PHARM, INC       COM   79586Q108      216   540000  SH         SOLE         540000
SANGAMO BIOSCIENCES, INC   COM   800677106      604   150000  SH         SOLE         150000
SELECT COMFORT CORP        COM   81616X103     2862   104645  SH         SOLE          97945     6700
SENOMYX, INC               COM   81724Q107     8421   694790  SH         SOLE         674790    20000
                                                 73     6000  SH      DEFINED                             6000
SIMON PPTY GROUP, INC      COM   828806109     2072    27037  SH        SOLE           24440     2597
                                                 15      200  SH      DEFINED                              200
SONIC SOLUTIONS            COM   835460106     7232   478920  SH         SOLE         458220    20700
                                                140     9280  SH      DEFINED                             9280
SPEEDWAY MOTORSPORTS, INC  COM   847788106     4231   122040  SH         SOLE         115000     7040
STRATASYS, INC             COM   862685104     8759   350237  SH         SOLE         335537    14700
SYMANTEC CORP              COM   871503108     9451   540082  SH         SOLE         540082
TANOX, INC                 COM   87588q109     7892   482100  SH         SOLE         460000    22100
TELIK, INC                 COM   87959M109     5382   316800  SH         SOLE         275000    41800
TRIBUNE                    COM   896047107     6249   206500  SH         SOLE         206500
TYLER TECHNOLOGIES, INC    COM   902252105      176    20000  SH         SOLE          20000
US PHYSICAL THERAPY        COM   90337L108     7339   397355  SH         SOLE         329495    67860
                                                 65     3500  SH      DEFINED                             3500
VENTAS, INC                COM   92276F100     3346   104500  SH         SOLE          95000     9500
                                                247     7700  SH      DEFINED                             7700
VIAD CORP                  COM   92552R406     7096   241925  SH         SOLE         228325    13600
                                                 18      625  SH      DEFINED                              625
WEBEX, INC                 COM   94767L109      216    10000  SH         SOLE          10000
WEBMETHODS, INC            COM   94768C108     5370   696500  SH         SOLE         650000    46500
WENDY'S INTL, INC          COM   950590109     9670   175000  SH         SOLE         168000     7000
WILLIAMS SONOMA            COM   969904101     1115    25840  SH         SOLE          25840
XOMA LTD                   COM   G9825R107     3060  1912800  SH         SOLE        1728000   184800
                                                 37    23000  SH      DEFINED                            23000
ZEBRA TECH CORP           CL A   989207105     3042    71000  SH         SOLE          66000     5000

Form 13FSUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  130

Form 13F Information Table Value Total: $369,808 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
NONE